SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS (Details) - ALTANINE, INC. [Member] - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 25, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Warrant liability						$ 601,537
Total						601,537
Balance, December 31, 2023				601,537
Change in estimated fair value	$ 1,700,000	1,768,499	$ (44,687)	1,724,722	(64,537)	(42,953)
Balance, December 31, 2024						601,537
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability
Total
Balance, December 31, 2023
Balance, December 31, 2024
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability
Total
Balance, December 31, 2023
Balance, December 31, 2024
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrant liability						601,537
Total						601,537
Balance, December 31, 2023				$ 601,537
Issuance of warrant						644,490
Change in estimated fair value						(42,953)
Balance, December 31, 2024						$ 601,537